Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	137,800,380.73	16,103
Yield Supplement Overcollateralization Amount 08/31/25	892,433.59	0
Receivables Balance 08/31/25	138,692,814.32	16,103
Principal Payments	10,381,810.63	367
Defaulted Receivables	220,580.17	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	773,206.18	0
Pool Balance at 09/30/25	127,317,217.34	15,718

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.82%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	3,981,204.76	311
Past Due 61-90 days	1,174,952.18	88
Past Due 91-120 days	272,440.94	19
Past Due 121+ days	0.00	0
Total	5,428,597.88	418

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Delinquency Trigger Occurred	NO

Recoveries	223,938.72
Aggregate Net Losses/(Gains) - September 2025	(3,358.55)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.03%
Prior Net Losses/(Gains) Ratio	-0.38%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.43%
Weighted Average Contract Rate, Yield Adjusted	5.30%
Weighted Average Remaining Term	19.79

Flow of Funds	$ Amount
Collections	11,133,231.10
Investment Earnings on Cash Accounts	10,958.09
Servicing Fee	(115,577.35)
Transfer to Collection Account	-
Available Funds	11,028,611.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	73,557.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	4,727,754.42
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	403,398.89

Total Distributions of Available Funds	11,028,611.84

Servicing Fee	115,577.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	132,044,971.76
Principal Paid	10,483,163.39
Note Balance @ 10/15/25	121,561,808.37

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-4
Note Balance @ 09/15/25	80,244,971.76
Principal Paid	10,483,163.39
Note Balance @ 10/15/25	69,761,808.37
Note Factor @ 10/15/25	57.3699082%

Class B
Note Balance @ 09/15/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	34,530,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	17,270,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	142,049.56
Total Principal Paid	10,483,163.39
Total Paid	10,625,212.95

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.10000%
Interest Paid	73,557.89
Principal Paid	10,483,163.39
Total Paid to A-4 Holders	10,556,721.28

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1237150
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1300848
Total Distribution Amount	9.2537998

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6049169
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	86.2102252
Total A-4 Distribution Amount	86.8151421

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	450.99
Noteholders' Principal Distributable Amount	549.01

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	2,877,704.48
Investment Earnings	9,731.47
Investment Earnings Paid	(9,731.47)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,094,825.54	$940,237.49	$1,407,168.60
Number of Extensions	94	79	109
Ratio of extensions to Beginning of Period Receivables Balance	0.79%	0.63%	0.88%